COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LITIGATION AND CLAIMS
Operating lease right-of-use assets	$ 388	$ 453	$ 132
Total lease liabilities	$ 407	$ 448